Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Deferred Revenue [Abstract]
Opening balance	$ 6,042,639	$ 5,332,194
Additional deferred revenue accrual	1,036,894	5,991,194
Revenue release from deferred revenue	(4,821,660)	(5,280,749)
Ending Balance	$ 2,257,873	$ 6,042,639